Provisions, Contingencies and Other Commitments - Summary of Changes in the Balances of Provisions for Civil, Labor and Other Provision and Escrow Deposit Balances (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Opening balance	R$ 20,909
Closing balance	19,736	R$ 20,909
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Opening balance	5,172	5,227
Balance arising from Corpbanca acquisition		2
(-) Contingencies guaranteed by indemnity clause	(256)	(236)
Subtotal	4,954	4,993
Interest	99	248
Changes in the period reflected in results	1,420	1,241
Increase	1,962	1,901
Reversal	(542)	(660)
Payment	(1,416)	(1,566)
Subtotal	5,057	4,916
(+) Contingencies guaranteed by indemnity clause	243	256
Closing balance	5,300	5,172
Escrow deposits	1,457	1,541
Legal proceedings provision [member] | Corp Banca [Member]
Disclosure of other provisions [line items]
Balance arising from Corpbanca acquisition	(1)
Legal proceedings provision [member] | Citibank [Member]
Disclosure of other provisions [line items]
Balance arising from Corpbanca acquisition	39
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	7,232	6,132
Balance arising from Corpbanca acquisition		5
(-) Contingencies guaranteed by indemnity clause	(1,066)	(1,089)
Subtotal	6,450	5,048
Interest	613	625
Changes in the period reflected in results	2,357	2,946
Increase	2,592	3,149
Reversal	(235)	(203)
Payment	(3,135)	(2,453)
Subtotal	6,285	6,166
(+) Contingencies guaranteed by indemnity clause	998	1,066
Closing balance	7,283	7,232
Escrow deposits	2,200	2,337
Labor [Member] | Citibank [Member]
Disclosure of other provisions [line items]
Balance arising from Corpbanca acquisition	284
Other [Member]
Disclosure of other provisions [line items]
Opening balance	259	135
Balance arising from Corpbanca acquisition		133
Subtotal	259	268
Changes in the period reflected in results	(109)	(9)
Increase	4	(7)
Reversal	(113)	(2)
Subtotal	150	259
Closing balance	150	259
Civil labor and other provisions [member]
Disclosure of other provisions [line items]
Opening balance	12,663	11,494
Balance arising from Corpbanca acquisition		140
(-) Contingencies guaranteed by indemnity clause	(1,322)	(1,325)
Subtotal	11,663	10,309
Interest	712	873
Changes in the period reflected in results	3,668	4,178
Increase	4,558	5,043
Reversal	(890)	(865)
Payment	(4,551)	(4,019)
Subtotal	11,492	11,341
(+) Contingencies guaranteed by indemnity clause	1,241	1,322
Closing balance	12,733	12,663
Escrow deposits	3,657	R$ 3,878
Civil labor and other provisions [member] | Corp Banca [Member]
Disclosure of other provisions [line items]
Balance arising from Corpbanca acquisition	(1)
Civil labor and other provisions [member] | Citibank [Member]
Disclosure of other provisions [line items]
Balance arising from Corpbanca acquisition	R$ 323